Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PUTNAM INTERNATIONAL EQUITY FUND
Entity Central Index Key	0000868648
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class A
Trading Symbol	POVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$59	1.18%
[1]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
Net Assets	$ 690,214,991
Holdings Count | $ / shares	154	[2]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$690,214,991
Total Number of Portfolio Holdings*	154
Portfolio Turnover Rate	37%
[2]
Holdings [Text Block]		[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class C
Trading Symbol	PIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$96	1.93%
[4]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.93%
Net Assets	$ 690,214,991
Holdings Count | $ / shares	154	[5]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$690,214,991
Total Number of Portfolio Holdings*	154
Portfolio Turnover Rate	37%
[5]
Holdings [Text Block]		[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class R
Trading Symbol	PIERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$71	1.43%
[7]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
Net Assets	$ 690,214,991
Holdings Count | $ / shares	154	[8]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$690,214,991
Total Number of Portfolio Holdings*	154
Portfolio Turnover Rate	37%
[8]
Holdings [Text Block]		[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class R5
Trading Symbol	POVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R5	$44	0.88%
[10]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 690,214,991
Holdings Count | $ / shares	154	[11]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$690,214,991
Total Number of Portfolio Holdings*	154
Portfolio Turnover Rate	37%
[11]
Holdings [Text Block]		[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class R6
Trading Symbol	POVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$39	0.78%
[13]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 690,214,991
Holdings Count | $ / shares	154	[14]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$690,214,991
Total Number of Portfolio Holdings*	154
Portfolio Turnover Rate	37%
[14]
Holdings [Text Block]		[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam International Equity Fund
Class Name	Class Y
Trading Symbol	POVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$47	0.93%
[16]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 690,214,991
Holdings Count | $ / shares	154	[17]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$690,214,991
Total Number of Portfolio Holdings*	154
Portfolio Turnover Rate	37%
[17]
Holdings [Text Block]		[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Includes derivatives, if applicable.

[3]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[4]
†	Annualized.

[5]
*	Includes derivatives, if applicable.

[6]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[7]
†	Annualized.

[8]
*	Includes derivatives, if applicable.

[9]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[10]
†	Annualized.

[11]
*	Includes derivatives, if applicable.

[12]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[13]
†	Annualized.

[14]
*	Includes derivatives, if applicable.

[15]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[16]
†	Annualized.

[17]
*	Includes derivatives, if applicable.

[18]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.